June 30, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert SAGE Fund SEC File Nos. 811-22212 and [__________]

Ladies and Gentlemen:

Pursuant to Section 5 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, attached is the initial filing for the Calvert SAGE Fund.

The purpose of this filing is to create a series, Calvert Global Water Fund. We plan to have the filing become effective on September 30, 2008.

This filing includes three prospectuses (one for retail share Classes A and C, one for institutional share Class I and one for financial intermediary share Class Y) and one joint statement of additional information for all share classes.

If you have questions or require further information, please contact me at 301-951-4858.

Sincerely,

/s/ Ivy Wafford Duke

Ivy Wafford Duke
Associate General Counsel

cc:  Valerie J. Lithotomos